COMMON STOCK (Tables)	12 Months Ended
Dec. 31, 2018
Equity [Abstract]
Schedule of assumptions used in valuing stock options
Assumptions:	2017
Expected term (years)	6.25
Expected volatility	52%
Risk-free interest rate	1.99%
Dividend yield	0%
Expected forfeiture rate	0%

Summary of stock option activity
	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Balance Outstanding, December 31, 2016	2,281,000	0.47	6.8	795,185
Granted	10,000	0.50	—	—
Exercised	—	—	—	—
Forfeited	(264,000)	0.80	—	(92,034)
Expired	—	—	—	—
Balance Outstanding, December 31, 2017	2,027,000	$0.42	5.5	$73,770
Granted	—	—	—	—
Exercised	—	—	—	—
Forfeited	(230,000)	0.22	2.58	122,496
Expired	—	—	—	—
Balance Outstanding, December 31, 2018	1,797,000	$0.44	5.1	$4,584,340
Exercisable at December 31, 2018	1,681,500	$0.44	5.2	$4,322,980

Schedule of options outstanding under the option plans

Summarized information with respect to options outstanding under the two option plans at December 31, 2018 is as follows:

Options Outstanding			Options Exercisable
Range or	Number	Remaining	Weighted	Number	Weighted
Exercise Price	Outstanding	Average	Average	Exercisable	Average
		Contractual	Exercise		Exercise
		Life (In Years)	Price		Price
0.14 - 0.24	540,000	2.7	$0.14	540,000	$0.14
0.25 - 0.49	351,000	4.2	$0.28	351,000	$0.28
0.50 - 0.85	906,000	6.7	$0.68	790,500	$0.67
	1,797,000	5.1	$0.44	1,681,500	$0.44

Summarized information with respect to options outstanding under the three option plans at December 31, 2017 is as follows:

Options Outstanding			Options Exercisable
Range or	Number	Remaining	Weighted	Number	Weighted
Exercise Price	Outstanding	Average	Average	Exercisable	Average
		Contractual	Exercise		Exercise
		Life (In Years)	Price		Price
0.14 - 0.24	720,000	3.0	$0.14	720,000	$0.14
0.25 - 0.49	351,000	5.2	$0.28	351,000	$0.29
0.50 - 0.85	956,000	7.4	$0.68	706,500	$0.67
	2,027,000	5.5	$0.42	1,777,500	$0.38